Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 1,732,954	₩ 2,132,173
Other receivables	107,017	40,176
Total receivables	1,839,971	2,172,349
Trade accounts and notes payable	307,490	167,957
Accounts payable	327,907	384,036
Other payables	153,462	172,829
Total payables	788,859	724,822
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		84
Other receivables		10
Total receivables		94
Trade accounts and notes payable		471
Accounts payable		49,511
Total payables		49,982
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	106	297
Other receivables	228	65
Total receivables	334	362
Trade accounts and notes payable	33,380	19,769
Total payables	33,380	19,769
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables	52,076
Total receivables	52,076
Trade accounts and notes payable	201,924	93,383
Total payables	201,924	93,383
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	818	942
Other receivables	17,882	706
Total receivables	18,700	1,648
Trade accounts and notes payable	6,704	3,447
Accounts payable		586
Total payables	6,704	4,033
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	924	1,323
Other receivables	70,186	781
Total receivables	71,110	2,104
Trade accounts and notes payable	242,008	117,070
Accounts payable		50,097
Total payables	242,008	167,167
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	6,010	5,702
Other receivables	11	65
Total receivables	6,021	5,767
Accounts payable	81,608	78,512
Other payables	394	385
Total payables	82,002	78,897
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	63,520	57,792
Total receivables	63,520	57,792
Accounts payable	180	11
Other payables	3,709	3,828
Total payables	3,889	3,839
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	245	225
Other receivables	1	1
Total receivables	246	226
Trade accounts and notes payable	2,820	1,147
Accounts payable	118,720	129,424
Other payables	31,411	42,844
Total payables	152,951	173,415
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable	1,361	3,459
Accounts payable	35,846	27,431
Other payables	18
Total payables	37,225	30,890
POSCO CHEMICAL CO., LTD [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	19,406	35,102
Other receivables	3,434	3,578
Total receivables	22,840	38,680
Trade accounts and notes payable	13,066	17,839
Accounts payable	55,515	52,710
Other payables	18,531	19,369
Total payables	87,112	89,918
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	261	1,876
Other receivables	122	4
Total receivables	383	1,880
Accounts payable	2,995	3,229
Other payables	12,508	14,912
Total payables	15,503	18,141
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	534,531	633,073
Total receivables	534,531	633,073
Trade accounts and notes payable	2,713	345
Accounts payable		2,218
Other payables		3,839
Total payables	2,713	6,402
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	39,920	52,826
Other receivables		2
Total receivables	39,920	52,828
Trade accounts and notes payable		916
Total payables		916
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	19	8,448
Total receivables	19	8,448
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	239,847	508,962
Other receivables	898	748
Total receivables	240,745	509,710
Trade accounts and notes payable	3,958	12,784
Accounts payable	258	171
Total payables	4,216	12,955
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	25,838	29,842
Total receivables	25,838	29,842
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	71,307	90,351
Other receivables	397	702
Total receivables	71,704	91,053
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	173,285	235,917
Other receivables	2,006	444
Total receivables	175,291	236,361
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	557,841	470,734
Other receivables	29,962	33,851
Total receivables	587,803	504,585
Trade accounts and notes payable	41,564	14,397
Accounts payable	32,785	40,233
Other payables	86,891	87,652
Total payables	161,240	142,282
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,732,030	2,130,850
Other receivables	36,831	39,395
Total receivables	1,768,861	2,170,245
Trade accounts and notes payable	65,482	50,887
Accounts payable	327,907	333,939
Other payables	153,462	172,829
Total payables	₩ 546,851	₩ 557,655